Collaboration Agreements - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Sanofi-Aventis [Member]	Jul. 21, 2010 Sanofi-Aventis [Member] Up-front license payment [Member]	Dec. 31, 2013 Sanofi-Aventis [Member] Up-front license payment [Member]	Dec. 31, 2012 Sanofi-Aventis [Member] Up-front license payment [Member]	Dec. 31, 2013 Pfizer, Inc. [Member]	Dec. 31, 2012 Pfizer, Inc. [Member]	Mar. 31, 2010 Takeda Pharmaceutical Company Limited [Member]	Dec. 31, 2013 Takeda Pharmaceutical Company Limited [Member]	Mar. 31, 2010 Takeda Pharmaceutical Company Limited [Member] Technology access fee [Member]	Mar. 31, 2010 Takeda Pharmaceutical Company Limited [Member] Research and development funding [Member]	Dec. 31, 2012 Takeda Pharmaceutical Company Limited [Member] Research and development funding [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments received				$ 25,000,000			$ 0	$ 0
Contract revenue	0	3,050,000	2,900,000		0	0	0	0		0			100,000
Deferred revenue, payment received									$ 1,500,000		$ 900,000	$ 600,000